Property and Equipment	9 Months Ended
Jan. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 3. Property and Equipment

Property and equipment is recorded at cost and consists of laboratory equipment, furniture and fixtures, and computer hardware and software. Depreciation is calculated on a straight-line basis over the estimated useful lives of the various assets ranging from three to seven years. Property and equipment consisted of the following (in thousands):

	January 31,	April 30,
	2015	2014
	(unaudited)
Furniture and fixtures	$70	$69
Computer equipment and software	694	655
Laboratory equipment	457	296
Leasehold improvements	2	2

Total property and equipment	1,223	1,022
Less: Accumulated depreciation	(754)	(588)

Property and equipment, net	$469	$434

Depreciation expense was $52 and $56 for the three months ended January 31, 2015 and 2014, respectively, and $166 and $158 for the nine months ended January 31, 2015 and 2014, respectively. As of January 31, 2015 and April 30, 2014, property, plant and equipment included assets held under capital lease of $124 and $0, respectively. Related depreciation expense was $6 and $0, respectively.

Capital Lease

In November 2014, the Company entered into a lease for laboratory equipment. The lease is a capital lease that has costs of approximately $149 through November 2019. The current monthly capital lease payment is approximately $3.

The following is a schedule by years of future minimum lease payments under this capital lease together with the present value of the net minimum lease payments as of January 31, 2015:

For the Years Ended April 30,	2015	$6
	2016	23
	2017	24
	2018	25
	2019	26
	2020	16
Total minimum lease payments		$120
Less: current maturity		(22)
Long-term maturity		98

The present value of minimum future obligations shown above is calculated based on interest rate of 5%.